SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Effect of reclassification on facing financials

Consolidated Statements of Cash flows

2016
RUB
CASH FLOWS FROM OPERATING ACTIVITIES:
Prepaid expenses and other assets	(163)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Payment for contingent consideration	(528)
Effect of exchange rate changes on cash and cash equivalents	(121)
Net change in cash and cash equivalents	(812)
Cash and cash equivalents at beginning of period	1,390
Cash and cash equivalents at end of period	578

Also certain reclassifications have been made to the prior years’ consolidated statements of income due to aggregation/separation of certain line items in 2017.

Consolidated Statements of Income

In 2016 interest expense was netted against interest income, starting 2017 interest expense is presented as a separate line in the consolidated statements of income.

2016
RUB
Interest income	2,863
Interest expense	(1,208)
Interest income, net	1,655

Summary of revenue disaggregated by revenue source and geography

	2016 (2)	2017 (2)	2018	2018
	RUB	RUB	RUB	$
Online advertising revenues(1):
Yandex websites	52,888	65,149	78,696	1,132.8
Yandex ad network websites	19,691	22,251	24,041	346.1
Total online advertising revenues	72,579	87,400	102,737	1,478.9
Revenues of Taxi business	2,313	4,891	19,213	276.6
Other revenues	1,033	1,763	5,707	82.1
Total revenues	75,925	94,054	127,657	1,837.6

(1)

The Company records revenue net of VAT, sales agency commissions and bonuses and discounts. Because it is impractical to track commissions, bonuses and discounts for online advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions, bonuses and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

(2)	As noted above, prior period amounts have not been adjusted under the modified retrospective method.

Revenues disaggregated by geography, based on the billing address of the customer, consist of the following:

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Revenues:
Russia	69,619	87,470	118,128	1,700.4
Rest of the world	6,306	6,584	9,529	137.2
Total revenues	75,925	94,054	127,657	1,837.6

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Servers and network equipment	3.0 – 4.0 years
Infrastructure systems	3.0 - 10.0 years
Office furniture and equipment	3.0 years
Buildings	10.0 - 20.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other equipment	2.0 ‑ 5.0 years

Schedule of estimated useful lives of intangible assets

Estimated useful lives
Acquisition-related intangible assets:
Content and software	1.0-10.0 years
Customer relationships	2.0-16.0 years
Patents and licenses	6.8 years
Non-compete agreements	2.0-5.0 years
Trade names and domain names	2.0-10.0 years
Workforce	4.0 years
Supplier relationships	1.0 year
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms